Concentration of Credit Risk - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Amount recoverable from reinsurers	$ 4,172.0	$ 4,577.8
Concentration risk	0.559	0.568
Reinsurance Recoverable, Allowance for Credit Loss	$ 27.5	$ 3.7	$ 3.7
Underwriting premiums receivables (net of allowance for expected credit losses of 2024: $24.6 and 2023: $21.0)	1,617.0	1,435.3
Due for settlement	111.1
Premium Receivable, Allowance for Credit Loss	$ 24.6	$ 21.0
Allowable holdings of a single issue or issuer, percentage	2.00%
Maximum
Concentration Risk [Line Items]
Gross written premiums, percentage	15.40%	15.90%
Minimum
Concentration Risk [Line Items]
Gross written premiums, percentage	8.80%	9.20%
Median
Concentration Risk [Line Items]
Gross written premiums, percentage	11.50%	11.10%
A- rating or higher
Concentration Risk [Line Items]
Concentration risk	0.440	0.429
A- rating or lower
Concentration Risk [Line Items]
Concentration risk	0.001	0.003